Earnings / (Loss) Per Share (Eps) (Details)	Aug. 01, 2025 $ / shares
Bottom of Range [Member]
Earnings / (Loss) Per Share (Eps) [Line Items]
Par value	$ 0.0001
Top of Range [Member]
Earnings / (Loss) Per Share (Eps) [Line Items]
Par value	$ 0.001